RELATED PARTIES TRANSACTIONS (Tables)	9 Months Ended
Sep. 30, 2017
Related Parties Transactions Tables
Disclosure of management fees and share-based payments
	Three Months ended		Nine Months ended
	September 30,		September 30,
	2017	2016	2017	2016
	$	$	$	$

Management Fees	30,000	15,000	75,000	45,000